FAIR VALUE MEASUREMENTS - Schedule Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy (Detail)	Jun. 30, 2021 USD ($)
Investments held in the Trust Account | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 345,006,396
Public Warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	10,001,349
Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 13,359,969